Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$ 87,579	$ 86,320
Change in lease liabilities (operating cash flow)	$ (152,335)	$ (138,804)